Bretton Fund
		Schedule of Investments
		March 31, 2026 (Unaudited)
Shares		Cost	Fair Value	% of Net Assets

COMMON STOCKS

Cement, Hydraulic
23,100	Eagle Materials Inc.	$ 5,425,153	$ 4,376,295	3.91%

Finance Services
23,100	American Express Company	1,887,694	6,987,288	6.24%

Fire, Marine & Casualty Insurance
7,500	Berkshire Hathaway Inc. - Class B *	1,116,560	3,594,000
33,400	The Progressive Corporation	2,377,130	6,621,216
		3,493,690	10,215,216	9.11%

Hospital & Medical Service Plans
21,700	UnitedHealth Group Incorporated	6,932,114	5,871,803	5.24%

National Commercial Banks
126,000	Bank of America Corporation	2,683,732	6,142,500
24,000	JPMorgan Chase & Co.	1,799,506	7,059,840
		4,483,238	13,202,340	11.79%

Operative Builders
170,500	Dream Finders Homes, Inc. - Class A *	4,071,715	2,373,360
690	NVR, Inc. *	2,103,937	4,546,983
		6,175,652	6,920,343	6.18%

Retail - Auto & Home Supply Stores
2,000	AutoZone, Inc. *	1,416,158	6,755,560	6.03%

Retail - Family Clothing Stores
34,700	Ross Stores Inc.	1,801,642	7,517,061
47,000	The TJX Companies, Inc.	2,014,486	7,505,900
		3,816,128	15,022,961	13.40%

Services - Business Services, NEC
10,980	MasterCard Incorporated - Class A	1,669,091	5,486,267
17,800	Visa Inc. - Class A	2,417,400	5,379,872
		4,086,491	10,866,139	9.70%

Services - Computer Processing & Data Preparation
57,000	Alphabet Inc. - Class C	2,082,582	16,351,020	14.60%

Services - Consumer Credit Reporting, Collection Agencies
8,300	Moody's Corporation	2,461,261	3,620,875
9,300	S&P Global Inc.	2,655,628	3,955,662
		5,116,889	7,576,537	6.76%

Services - Prepackaged Software
14,000	Microsoft Corporation	2,491,786	5,182,380	4.63%

Total for Common Stocks		47,407,575	109,327,882	97.59%

Total Investments		$ 47,407,575	109,327,882

Other Assets in Excess of Liabilities			2,695,013	2.41%

Net Assets			$ 112,022,894	100.00%

* Non-Income Producing Securities.